Derivatives and Fair Value Measurements (Details 2) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014 [1]
Gross amounts [Member]
Derivative [Line Items]
Derivative Asset, Current	$ 1.7
Derivative assets, noncurrent	0.5
Derivative liabilities, current	383.4
Derivative liabilities, noncurrent	235.8
Gross amounts [Member] | Commodity swap contracts [Member]
Derivative [Line Items]
Derivative Asset, Current	1.7
Derivative assets, noncurrent	0.5
Derivative liabilities, current	92.6
Derivative liabilities, noncurrent	64.8
Gross amounts [Member] | Foreign currency forward contract [Member]
Derivative [Line Items]
Derivative liabilities, current	290.8
Derivative liabilities, noncurrent	171.0
Gross amounts offset in the condensed consolidated balance sheet [Member]
Derivative [Line Items]
Derivative Asset, Current	(1.7)
Derivative assets, noncurrent	(0.5)
Derivative liabilities, current	(1.7)
Derivative liabilities, noncurrent	(0.5)
Gross amounts offset in the condensed consolidated balance sheet [Member] | Commodity swap contracts [Member]
Derivative [Line Items]
Derivative Asset, Current	(1.7)
Derivative assets, noncurrent	(0.5)
Derivative liabilities, current	(1.7)
Derivative liabilities, noncurrent	(0.5)
Gross amounts offset in the condensed consolidated balance sheet [Member] | Foreign currency forward contract [Member]
Derivative [Line Items]
Derivative liabilities, current	0.0
Derivative liabilities, noncurrent	0.0
Net amounts presented in the condensed consolidated balance sheet [Member]
Derivative [Line Items]
Derivative Asset, Current	0.0
Derivative assets, noncurrent	0.0
Derivative liabilities, current	381.7	$ 341.1
Derivative liabilities, noncurrent	235.3	236.0
Net amounts presented in the condensed consolidated balance sheet [Member] | Commodity swap contracts [Member]
Derivative [Line Items]
Derivative Asset, Current	0.0
Derivative assets, noncurrent	0.0
Derivative liabilities, current	90.9	100.1
Derivative liabilities, noncurrent	64.3	67.0
Net amounts presented in the condensed consolidated balance sheet [Member] | Foreign currency forward contract [Member]
Derivative [Line Items]
Derivative liabilities, current	290.8	241.0
Derivative liabilities, noncurrent	$ 171.0	$ 169.0

[1]	All commodity swap contracts and foreign currency forward contracts were in a liability position as of December 31, 2014.